Fixed Assets (Details) - Schedule of Changes in Value of Property, Plant, and Equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balances	$ 776,282	$ 721,942
Additions	63,161	74,426
Disposals	(24,295)	(20,086)
Impairment due to damage	(1,041)	0
Other	(380)	0
Balances	813,727	776,282
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Balances	318,881	311,363
Additions	26,515	31,574
Disposals	(8,967)	(14,746)
Impairment due to damage	(1,041)	0
Other	(7,781)	(9,310)
Balances	327,607	318,881
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balances	14,631	15,021
Additions	0	0
Disposals	(493)	(390)
Impairment due to damage	0	0
Other	(118)	0
Balances	14,020	14,631
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balances	343,038	296,022
Additions	29,404	25,697
Disposals	(10,446)	(1,440)
Impairment due to damage	0	0
Other	9,132	22,759
Balances	371,128	343,038
Other
Reconciliation of changes in property, plant and equipment [abstract]
Balances	99,732	99,536
Additions	7,242	17,155
Disposals	(4,389)	(3,510)
Impairment due to damage	0	0
Other	(1,613)	(13,449)
Balances	$ 100,972	$ 99,732